As filed with the Securities and Exchange Commission on May 17, 2012

Securities Act Registration No. 033-47044
Investment Company Act Registration No. 811-06628

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM  N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	27	[	X	]
AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	28	[	X	]

THE YACKTMAN FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

6300 Bridgepoint Parkway, Building One, Suite 320 Austin, Texas	78730
(Address of Principal Executive Offices)	(Zip Code)

(512) 767-6700
(Registrant’s Telephone Number, Including Area Code)

Copy to:

Donald A. Yacktman	Richard L. Teigen
Yacktman Asset Management Co.	Foley & Lardner LLP
6300 Bridgepoint Parkway, Building One, Suite 320	777 East Wisconsin Avenue
Austin, Texas 78730	Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box):
[X]	immediately upon filing pursuant to paragraph (b).
[ ]	on (date) pursuant to paragraph (b).
[ ]	60 days after filing pursuant to paragraph (a)(1).
[ ]	on (date) pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2).
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (“PEA”) No. 27 to The Yacktman Funds, Inc. (the “Company”) Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Company’s PEA No. 26 on Form N-1A filed April 30, 2012.  This PEA No. 27 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 26 to the Company’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Austin and State of Texas on the 16th day of May, 2012.

THE YACKTMAN FUNDS, INC.
(Registrant)

By: /s/ Donald A. Yacktman
Donald A. Yacktman
President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Donald A. Yacktman	President and Treasurer	May 11, 2012
Donald A. Yacktman	(Principal Executive, Financial and Accounting Officer) and a Director

/s/ Bruce B. Bingham	Director	May 16, 2012
Bruce B. Bingham

/s/ Albert J. Malwitz	Director	May 14, 2012
Albert J. Malwitz

/s/ George J. Stevenson III	Director	May 16, 2012
George J. Stevenson III

Signature Page

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE